Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	$ 702	$ 1,683
Presented on the consolidated statements of financial position as follows:
Current	431
Non-current	271	1,683
Jet Fuel Asian Call Options [Member]
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	431
Interest Rates Cap [Member]
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Total derivative financial assets	$ 271	$ 1,683